Current Taxes and Deferred Taxes - Schedule of Details of Current Tax Items by Geographical Area (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Income tax	$ (77,137)	$ (95,760)
Monthly Provisional Payment	88,839	22,968
Tax Credit for Training Costs	850	800
Tax Credit Donations	802	745
Other taxes to be recovered	72,149	193,185
Totals	85,503	121,938
Chile [member]
Disclosure of geographical areas [line items]
Income tax	(68,075)	(81,487)
Monthly Provisional Payment	61,621	21,424
Tax Credit for Training Costs	850	800
Tax Credit Donations	802	745
Other taxes to be recovered	35,562	126,084
Totals	30,760	67,566
United States [member]
Disclosure of geographical areas [line items]
Other taxes to be recovered		2,161
Totals		2,161
Colombia [member]
Disclosure of geographical areas [line items]
Income tax	(9,062)	(14,273)
Monthly Provisional Payment	27,218	1,544
Other taxes to be recovered	36,587	64,940
Totals	$ 54,743	$ 52,211